SHARE CAPITAL AND RESERVES (Details Narrative) - CAD ($)				1 Months Ended			12 Months Ended
	Jan. 11, 2022	Dec. 13, 2021	Jul. 12, 2021	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2021	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2021	Jul. 07, 2021
SHARE CAPITAL AND RESERVES
Shares issued on exercise of warrants		7,000,000	1,000,000			1,909,092
Number of Options granted	995,700			3,204,300	2,750,000		1,995,700
Gross proceeds					$ 550,000					$ 350,000	$ 200,000
Proceeds from exercise of warrants		$ 350,000	$ 200,000			$ 95,455	$ 274,659	$ 296,148
Proceeds from exercise of Options			200,000
Fair value of Options			$ 200,000
Warrant exercise price		$ 0.05	$ 0.20			$ 0.05
Weighted average remaining life of the outstanding options	10 years			5 years	5 years		5 years 3 months
Weighted average exercise price exercised	$ 0.20			$ 0.20	$ 0.20		$ 0.20	$ 0.20	$ 0
Common stock shares issued											1,000,000
Expected life	10 years			5 years
Volatility	350.00%			478.00%
Dividend yield	0.00%			0.00%
Risk-free rate	1.71%			3.43%
Fair value of the stock options granted to equity-settled share-based compensation	$ 399,140			$ 640,860
Options fully vested as granted and valued	$ 399,140			$ 640,860
Shares issued on exercise of options			1,000,000